UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AFA MANAGEMENT PARTNERS, L.P.
           --------------------------------------------------
Address:   289 GREENWICH AVENUE, 2ND FLOOR
           --------------------------------------------------
           GREENWICH, CT 06902
           --------------------------------------------------


Form 13F File Number:    -
              -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      KEVIN S. AARONS
           -----------------------------------------------
Title:     CHIEF FINANCIAL OFFICER
           -----------------------------------------------
Phone:     (203) 422-2160
           -----------------------------------------------

Signature, Place, and Date of Signing:

/S/ Kevin S. Aarons  Greenwich, Connecticut  November 14, 2001
-------------------  ----------------------  -----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        20
                                               -------------

Form 13F Information Table Value Total:        $35,184
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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

                                                     Form 13F INFORMATION TABLE

                                                             VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE SHARED NONE
--------------------------------- -------------- --------- --------- ---------   -------- ---------- -------- ---------------------

AT&T Corp Liberty Media Group CL A               001957208     9,895    779,097             YES         NO        X
-------------------------------------------------------------------------------------------------------------------------------
Comcast CP CL A Special                          200300200     7,817    217,924             YES         NO        X
-------------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp CL A                    12686C109     2,470     60,336             YES         NO        X
-------------------------------------------------------------------------------------------------------------------------------
United Globalcom Inc                             913247508       125     53,800             YES         NO        X
-------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications                     184502102       554     13,941             YES         NO        X
-------------------------------------------------------------------------------------------------------------------------------
Visible World Inc                                929990463     2,268  2,273,000             YES         NO        X
-------------------------------------------------------------------------------------------------------------------------------
Gannett Co                                       364730101     1,734     28,839             YES         NO        X
-------------------------------------------------------------------------------------------------------------------------------
Bellsouth                                        079860102     1,836     44,184             YES         NO        X
-------------------------------------------------------------------------------------------------------------------------------
Nextel Communications                            65332V103     2,382    152,100             YES         NO        X
-------------------------------------------------------------------------------------------------------------------------------
Qlogic Corp.                                     747277101     2,737     73,300             YES         NO        X
-------------------------------------------------------------------------------------------------------------------------------
Comcast Corp CL A                                200300101       918     31,222             YES         NO        X
-------------------------------------------------------------------------------------------------------------------------------
Rainbow Media Group                              12686C844       879     43,385             YES         NO        X
-------------------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Networks                        591689104       139    410,000             YES         NO        X
-------------------------------------------------------------------------------------------------------------------------------
UGO Networks                                     903991222       500     87,719             YES         NO        X
-------------------------------------------------------------------------------------------------------------------------------
EpicEdge                                         29426X102       242  1,150,000             YES         NO        X
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Watchpoint Media                                 941107203       300    150,000             YES         NO        X
-------------------------------------------------------------------------------------------------------------------------------
Exodus Communications Inc                        302088109        23    129,200             YES         NO        X
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Vesro Technologies                               925317109        56     91,074             YES         NO        X
-------------------------------------------------------------------------------------------------------------------------------
Winstar Communications                           975515107        21    303,933             YES         NO        X
-------------------------------------------------------------------------------------------------------------------------------
United Pan Europe                                911300200       288  1,026,900             YES         NO        X
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